Share-based compensation - Summary of Restricted Share Units Activity (Details) - 2011 Incentive Scheme - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of restricted shares
Outstanding at the beginning of the period (in shares)	16,134,095	14,532,971	17,535,567
Granted (in shares)	15,895,447	10,968,657	7,744,374
Forfeited (in shares)	(2,361,856)	(2,047,879)	(2,688,963)
Vested (in shares)	(7,237,585)	(7,319,654)	(8,058,007)
Outstanding at the end of the period (in shares)	22,430,101	16,134,095	14,532,971
Expected to vest at the end of the period (in shares)	19,160,592
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 1.7834	$ 2.0776	$ 2.5551
Granted (in dollars per share)	2.6261	1.7669	1.7842
Forfeited (in dollars per share)	2.0989	1.9403	2.1666
Vested (in dollars per share)	1.8973	2.3032	2.8052
Outstanding at the end of the period (in dollars per share)	2.3106	$ 1.7834	$ 2.0776
Expected to vest at the end of the period (in dollars per share)	$ 2.2921